Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 714,758	$ 625,492
Foreign Currency	(1,583)	89,266
Closing balance	713,175	714,758
Enel Distribución Río S.A. (formerly Ampla) [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	260,989	214,570
Foreign Currency	(4,331)	46,419
Closing balance	256,658	260,989
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	14,395	13,642
Foreign Currency	119	753
Closing balance	14,514	14,395
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	6,679	8,199
Foreign Currency	(1,123)	(1,520)
Closing balance	5,556	6,679
Enel Distribucion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	68,704	67,775
Foreign Currency	2,594	929
Closing balance	71,298	68,704
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	95,698	78,678
Foreign Currency	(1,584)	17,020
Closing balance	94,114	95,698
Enel Generacion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	129,315	127,566
Foreign Currency	4,882	1,749
Closing balance	134,197	129,315
Emgesa S.A. E.S.P. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	6,368	6,034
Foreign Currency	53	334
Closing balance	6,421	6,368
Generalima S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	20	20
Foreign Currency	1
Closing balance	21	20
Enel Brasil S A
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	1,215	999
Foreign Currency	(20)	216
Closing balance	1,195	1,215
Enel Distribución Ceará S.A. (formerly Coelce) [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	131,375	108,009
Foreign Currency	(2,174)	23,366
Closing balance	$ 129,201	$ 131,375